Related-Party Transactions (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expense	$ 79,486
Common stocks
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Cost of Asset	797,322
Selling Price	1,418,810
Increase from dividend income on investment	812,310
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expense	$ 79,486